AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 2015

File No. 333-201441
File No. 811-23023

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

PRE-EFFECTIVE AMENDMENT NO. __ [   ]

POST-EFFECTIVE AMENDMENT NO.  4  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

AMENDMENT NO.  6  [X]

MONTAGE MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

11300 Tomahawk Creek Parkway
Suite 200
Leawood, Kansas 66211
(Address of Principal Executive Offices, Zip Code)

913-378-9956
(Registrant’s Telephone Number, including Area Code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copies to:

Christopher D. Long Montage Managers Trust 2000 Shawnee Mission Parkway Suite 300 Mission Woods, Kansas 66205	Michael Glazer Morgan, Lewis & Bockius LLP 355 South Grand Avenue Suite 4400 Los Angeles, California 90071-3106

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of rule 485
[X]	on September 15, 2015 pursuant to paragraph (b) of rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for Montage Managers Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 15, 2015, the effectiveness of Post-Effective Amendment No. 1 (“PEA No. 1”), which was filed with the Commission via EDGAR Accession No. 0001398344-15-003960 on June 18, 2015, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 1 by means of this filing, Parts A, B and C of PEA No. 1 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Palmer Square CLO Debt Fund is incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Palmer Square CLO Debt Fund is incorporated herein by reference to Part B of PEA No. 1.

PART C – OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Leawood and state of Kansas on the 31st day of August, 2015.

Montage Managers Trust

By:	/s/ Gary Henson
Gary Henson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Gary Henson	President, Trustee and	August 31, 2015
Gary Henson	Principal Executive Officer

/s/ David L. Henriksen	Treasurer, Principal Financial	August 31, 2015
David L. Henriksen	Officer and Principal Accounting
Officer

/s/ Megan W. Rosenzweig*	Trustee	August 31, 2015
Megan W. Rosenzweig

/s/ James W. Neville, Jr.*	Trustee	August 31, 2015
James W. Neville, Jr.

*	/s/ Gary Henson
Gary Henson
Attorney-in-fact pursuant to power of attorney